Prepaid expenses and other assets (current)	6 Months Ended
Jun. 30, 2024
Prepaid expenses and other assets (current)
Prepaid expenses and other assets (current)

9. Prepaid expenses and other assets (current)

Prepaid expenses and other current assets as of June 30, 2024 amounted to EUR 12,554k (December 31, 2023: 23,763k) and include prepayments for future service agreements and material in the amount of EUR 935k (December 31, 2023: EUR 1,075k), deferred charges of EUR 3,286k (December 31, 2023: EUR 5,463k) and other receivables of EUR 4,059k (December 31, 2023: EUR 4,344k). As of June 30, 2024, we had tax receivables, mainly VAT refund claims, of EUR 4,273k in other current assets (December 31, 2023: EUR 12,881k).